Janus Henderson VIT Overseas Portfolio

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Common Stocks– 93.4%
Aerospace & Defense – 5.1%
BAE Systems PLC	2,068,669	$35,227,883
Automobiles – 2.0%
Toyota Motor Corp	562,200	14,136,715
Banks – 12.3%
BNP Paribas SA	426,944	30,331,520
Erste Group Bank AG	266,023	11,851,430
HDFC Bank Ltd	965,718	16,766,247
Natwest Group PLC	3,383,802	11,336,843
UniCredit SpA	417,605	15,845,331
		86,131,371
Beverages – 4.1%
Davide Campari-Milano NV	859,780	8,638,237
Heineken NV	205,019	19,757,937
		28,396,174
Biotechnology – 2.1%
Argenx SE (ADR)*	16,580	6,527,878
Ascendis Pharma A/S (ADR)*	43,984	6,649,061
Zai Lab Ltd (ADR)*	88,961	1,425,155
		14,602,094
Chemicals – 1.0%
Shin-Etsu Chemical Co Ltd	155,000	6,764,865
Commercial Services & Supplies – 2.6%
Rentokil Initial PLC	1,191,860	7,094,369
Secom Co Ltd	156,600	11,339,429
		18,433,798
Diversified Telecommunication Services – 3.4%
Deutsche Telekom AG	971,344	23,575,293
Electronic Equipment, Instruments & Components – 3.4%
Hexagon AB - Class B	1,376,333	16,294,737
Keyence Corp	16,400	7,594,318
		23,889,055
Entertainment – 3.2%
Liberty Media Corp-Liberty Formula One - Series C*	341,039	22,372,158
Health Care Equipment & Supplies – 2.3%
Hoya Corp	129,200	16,077,445
Hotels, Restaurants & Leisure – 3.4%
Entain PLC	1,346,042	13,544,329
Las Vegas Sands Corp	123,876	6,404,389
MakeMyTrip Ltd*	56,146	3,989,173
		23,937,891
Industrial Real Estate Investment Trusts (REITs) – 1.2%
Segro PLC	735,777	8,391,531
Information Technology Services – 1.0%
Fujitsu Ltd	451,000	7,203,307
Insurance – 5.5%
AIA Group Ltd	2,038,200	13,684,875
Dai-ichi Life Holdings Inc	973,300	24,756,904
		38,441,779
Life Sciences Tools & Services – 1.4%
ICON PLC*	29,837	10,023,740
Machinery – 0.1%
Alstom SA#	51,868	790,575
Metals & Mining – 4.4%
Teck Resources Ltd	671,916	30,758,116
Multiline Retail – 0.8%
JD.Com Inc - Class A	418,928	5,775,401
Oil, Gas & Consumable Fuels – 5.9%
Canadian Natural Resources Ltd	296,003	22,590,949
Gaztransport Et Technigaz SA	38,026	5,681,094
TotalEnergies SE	190,823	13,064,739
		41,336,782
Personal Products – 2.9%
Unilever PLC	397,719	19,952,198
Pharmaceuticals – 5.8%
AstraZeneca PLC	77,462	10,437,615
Daiichi Sankyo Co Ltd	112,200	3,556,657
Novo Nordisk A/S - Class B	108,624	13,856,524

Shares or Principal Amounts		Value
Common Stocks– (continued)
Pharmaceuticals– (continued)
Sanofi	124,879	$12,252,971
		40,103,767
Road & Rail – 0.9%
Full Truck Alliance Co (ADR)*	860,430	6,255,326
Semiconductor & Semiconductor Equipment – 10.5%
ASML Holding NV	27,109	26,090,190
SK Hynix Inc	50,189	6,644,142
Taiwan Semiconductor Manufacturing Co Ltd	1,694,000	40,711,482
		73,445,814
Specialty Retail – 0.7%
Shimamura Co Ltd	87,700	4,993,384
Technology Hardware, Storage & Peripherals – 0.5%
Samsung Electronics Co Ltd	58,493	3,511,057
Textiles, Apparel & Luxury Goods – 4.6%
LVMH Moet Hennessy Louis Vuitton SE	7,697	6,922,019
Samsonite International SA (144A)*	6,650,877	25,153,125
		32,075,144
Trading Companies & Distributors – 1.0%
Ferguson PLC	31,430	6,871,322
Wireless Telecommunication Services – 1.3%
SoftBank Group Corp	148,700	8,804,502
Total Common Stocks (cost $474,725,961)		652,278,487
Preferred Stocks– 2.3%
Automobiles – 2.3%
Dr Ing hc F Porsche AG (144A)((cost $14,749,561)	158,697	15,797,117
Investment Companies– 3.7%
Money Markets – 3.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $26,107,389)	26,102,315	26,107,536
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº,£	464,155	464,155
Time Deposits – 0%
Royal Bank of Canada, 5.3100%, 4/1/24	$116,039	116,039
Total Investments Purchased with Cash Collateral from Securities Lending (cost $580,194)		580,194
Total Investments (total cost $516,163,105) – 99.5%		694,763,334
Cash, Receivables and Other Assets, net of Liabilities – 0.5%		3,270,048
Net Assets – 100%		$698,033,382

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$105,984,768	15.3%
Japan	105,227,526	15.1
France	69,042,918	9.9
United States	62,335,599	9.0
Canada	53,349,065	7.7
Netherlands	45,848,127	6.6
Taiwan	40,711,482	5.9
Germany	39,372,410	5.7
Hong Kong	38,838,000	5.6
Italy	24,483,568	3.5
India	20,755,420	3.0
Denmark	20,505,585	3.0
Sweden	16,294,737	2.3
China	13,455,882	1.9
Austria	11,851,430	1.7
South Korea	10,155,199	1.5
Ireland	10,023,740	1.4
Belgium	6,527,878	0.9

Total	$694,763,334	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 3.7%
Money Markets - 3.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$204,271	$7	$(7)	$26,107,536
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	2,183∆	-	-	464,155
Total Affiliated Investments - 3.8%	$206,454	$7	$(7)	$26,571,691

	Value at 12/31/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 3.7%
Money Markets - 3.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	11,523,865	39,914,215	(25,330,544)	26,107,536
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	560,000	493,707	(589,552)	464,155

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Portfolio	Return Received by the Portfolio	Payment Frequency	Termination Date	Notional Amount	Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)

UBS AG, London Branch:

Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	1/15/25	5,940,361	EUR	$819,640

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2024

Total return swaps:
Average notional amount	$ 5,940,361

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2024 is $40,950,242, which represents 5.9% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

#	Loaned security; a portion of the security is on loan at March 31, 2024.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2024.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Pharmaceuticals	$26,247,243	$13,856,524	$-
All Other	612,174,720	-	-
Preferred Stocks	15,797,117	-	-
Investment Companies	-	26,107,536	-
Investments Purchased with Cash Collateral from Securities Lending	-	580,194	-
Total Investments in Securities	$654,219,080	$40,544,254	$-
Other Financial Instruments(a):
OTC Swaps	-	819,640	-
Total Assets	$654,219,080	$41,363,894	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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